Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expenses [Abstract]
Marketing and branding expenses	$ 23,672,015	$ 16,934,781	$ 5,983,651
Advertising expenses	2,423,637	2,333,394	2,386,088
Total	$ 26,095,652	$ 19,268,175	$ 8,369,739